Principal Accounting Policies - Summary of Revenue Related to Performance Obligation (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Summary of Revenue Related to Performance Obligation [Abstract]
2021	¥ 485,878
2022 and after	178,144
Revenue expected to be recognized	¥ 664,022